Shareholders' equity, Earnings Per Share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares
Computation of Basic and Diluted Earnings Per Share [Abstract]
Net profit for the period attributable to equity holders of the parent	$ 82,819,082	$ 4,610	$ 22,902,025	$ 76,110,617
Weighted average shares (in shares)	60,544	60,544	61,723	63,049
Earnings per share attributable to equity holders of the parent | (per share)	$ 1.37	$ 0.08	$ 0.37	$ 1.21